Related party transactions (Details 4) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revolving credit and seller’s credit due to owners and affiliates	$ 52,422	$ 47,000